Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	12.31.2025	12.31.2024
Crude oil	3,151	2,645
Oil products	2,302	2,161
Intermediate products	577	424
Natural gas and Liquefied Natural Gas (LNG)	112	101
Biofuels	29	22
Fertilizers	10	1
Total products	6,181	5,354
Materials, supplies and others	2,029	1,356
Total	8,210	6,710